Operating Lease Obligations (Details Narrative)	12 Months Ended
Dec. 31, 2020
First Lease [Member]
Lease commencement date	Jul. 01, 2018
Lease expiration date	Jun. 30, 2021
Operating lease term	36 months
Second Lease [Member]
Lease commencement date	Nov. 01, 2019
Lease expiration date	Apr. 30, 2020
Operating lease term	6 months
Third Lease [Member]
Lease commencement date	Nov. 11, 2019
Lease expiration date	Nov. 11, 2020
Fourth Lease [Member]
Lease commencement date	May 01, 2019
Lease expiration date	Apr. 01, 2021
Operating lease term	24 months